Annual Total Returns (Bar Chart) (Invesco V.I. Mid Cap Core Equity Fund, Series I shares, Invesco V.I. Mid Cap Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Mid Cap Core Equity Fund | Series I shares, Invesco V.I. Mid Cap Core Equity Fund
Annual Total Returns
'02	(11.10%)
'03	27.31%
'04	13.82%
'05	7.62%
'06	11.24%
'07	9.55%
'08	(28.52%)
'09	30.21%
'10	14.11%